Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 51,407,031	$ 789,541	₨ 38,183,198
Less: Accumulated depreciation	4,346,546	66,757	2,484,595
Property plant and equipment, subtotal	47,060,485	722,784	35,698,603
Property plant and equipment, net	₨ 56,580,700	869,002	40,942,608
Plant and Machinery (Solar Power Plants) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Property plant and equipment, gross	₨ 47,978,808	736,888	35,664,766
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 8,648	133	6,043
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 46,815	719	13,177
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 18,789	289	15,926
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Property plant and equipment, gross	₨ 51,238	787	29,827
Leasehold Improvements - Solar Power Plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Property plant and equipment, gross	₨ 3,192,794	49,037	2,434,449
Leasehold Improvements - Office [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 109,940	1,689	19,010
Leasehold Improvements - Office [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	1 year
Leasehold Improvements - Office [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Freehold Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 2,176,920	33,434	1,421,912
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 7,343,295	$ 112,783	₨ 3,822,093